SA Franklin Tactical Opportunities Portfolio Expense Example - SA Franklin Tactical Opportunities Portfolio	Dec. 31, 2025 USD ($)
Class 1
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 84
Expense Example, with Redemption, 3 Years	296
Expense Example, with Redemption, 5 Years	526
Expense Example, with Redemption, 10 Years	1,187
Class 3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	109
Expense Example, with Redemption, 3 Years	374
Expense Example, with Redemption, 5 Years	660
Expense Example, with Redemption, 10 Years	$ 1,475